Connors Hedged Equity Fund
Schedule of Investments
February 29, 2024 (Unaudited)
COMMON STOCKS — 99.11% Shares Fair Value
Communications — 8.37%
Alphabet, Inc., Class A
(a)(b)
8,000 $ 1,107,680
Meta Platforms, Inc., Class A
(b)
1,400 686,182
Verizon Communications, Inc.
(b)
14,800 592,296
2,386,158
Consumer Discretionary — 9.93%
Amazon.com, Inc.
(a)(b)
6,170 1,090,609
Lowe's Companies, Inc.
(b)
2,320 558,355
McDonald's Corp.
(b)
1,900 555,332
TJX Companies, Inc. (The)
(b)
6,300 624,582
2,828,878
Consumer Staples — 7.56%
Coca-Cola Co. (The)
(b)
8,535 512,270
Costco Wholesale Corp.
(b)
665 494,687
PepsiCo, Inc. 2,685 443,938
Target Corp.
(b)
4,600 703,432
2,154,327
Energy — 3.67%
ConocoPhillips 4,860 546,944
Schlumberger Ltd.
(b)
10,300 497,799
1,044,743
Financials — 12.01%
American Express Co. 1,420 311,576
Bank of America Corp.
(b)
16,100 555,772
Chubb Ltd.
(b)
2,470 621,625
JPMorgan Chase & Co.
(b)
3,100 576,786
Morgan Stanley
(b)
7,975 686,169
Wells Fargo & Co.
(b)
12,085 671,805
3,423,733
Health Care — 15.03%
Abbott Laboratories
(b)
6,120 726,077
AbbVie, Inc.
(b)
3,700 651,385
Eli Lilly & Co.
(b)
880 663,238
Merck & Co., Inc.
(b)
4,345 552,467
Stryker Corp.
(b)
2,300 802,861
Thermo Fisher Scientific, Inc.
(b)
600 342,108
Zoetis, Inc., Class A
(b)
2,750 545,408
4,283,544
Industrials — 11.55%
Eaton Corp. PLC
(b)
2,750 794,750
Emerson Electric Co.
(b)
5,700 609,045
Honeywell International, Inc. 3,050 606,127
Quanta Services, Inc.
(b)
2,800 676,228
Raytheon Technologies Corp.
(b)
6,760 606,169
3,292,319
Materials — 3.75%
DuPont de Nemours, Inc.
(b)
6,370 440,740

Connors Hedged Equity Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
COMMON STOCKS — 99.11% - continued Shares Fair Value
Materials — 3.75% - continued
Linde PLC
(b)
1,400 $ 628,348
1,069,088
Real Estate — 1.71%
Welltower, Inc.
(b)
5,300 488,448
Technology — 25.53%
Adobe, Inc.
(a)(b)
1,125 630,315
Advanced Micro Devices, Inc.
(a)(b)
1,500 288,795
Apple, Inc.
(b)
5,510 995,933
Microsoft Corp.
(b)
4,000 1,654,559
NVIDIA Corp.
(b)
875 692,230
Oracle Corp.
(b)
5,910 660,029
Palo Alto Networks, Inc.
(a)(b)
2,550 791,902
Salesforce, Inc.
(a)(b)
1,800 555,876
Tyler Technologies, Inc.
(a)(b)
1,000 437,140
Visa, Inc., Class A
(b)
2,010 568,106
7,274,885
Total Common Stocks (Cost $23,279,824) 28,246,123
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED OPTIONS — 0.14%
PURCHASED PUT OPTIONS — 0.14%
S&P 500 Index 10 $ 5,096,270 $ 4,700.00 March 2024 $ 2,200
S&P 500 Index 15 7,644,405 4,900.00 April 2024 37,650
Total Purchased Put Options (Cost $179,155) 39,850
Total Purchased Options (Cost $179,155) 39,850
MONEY MARKET FUNDS - 3.03% Shares Fair Value
First American Government Obligations Fund - Class X, 5.23%
(c)
862,437 862,437
Total Money Market Funds (Cost $862,437) 862,437
Total Investments — 102.28% (Cost $24,321,416) 29,148,410
Liabilities in Excess of Other Assets — (2.28)% (649,224)
NET ASSETS — 100.00% $ 28,499,186
(a) Non-income producing security.
(b) Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $26,337,539.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
February 29, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (2.11)%
WRITTEN CALL OPTIONS (2.07)%
Abbott Laboratories (36) $ (427,104) $ 120.00 May 2024 $ (13,770)
AbbVie, Inc. (21) (369,705) 170.00 April 2024 (17,798)
Adobe, Inc. (1) (56,028) 685.00 March 2024 (116)
Adobe, Inc. (5) (280,140) 660.00 April 2024 (2,913)
Advanced Micro Devices, Inc. (5) (96,265) 210.00 March 2024 (1,315)
Alphabet, Inc. (26) (359,996) 155.00 May 2024 (5,746)
Alphabet, Inc. (21) (290,766) 160.00 May 2024 (3,014)
Amazon.com, Inc. (23) (406,548) 175.00 May 2024 (26,679)
Amazon.com, Inc. (13) (229,788) 190.00 May 2024 (7,183)
Apple, Inc. (31) (560,325) 205.00 May 2024 (2,992)
Bank of America Corp. (80) (276,160) 38.00 April 2024 (2,000)
Bank of America Corp. (15) (51,780) 37.00 May 2024 (1,080)
Chubb Ltd. (13) (327,171) 250.00 May 2024 (13,455)
Coca Cola Co. (The) (45) (270,090) 62.50 May 2024 (2,520)
Costco Wholesale Corp. (4) (297,556) 730.00 April 2024 (13,840)
Dupont de Nemours, Inc. (39) (269,841) 80.00 April 2024 (585)
Eaton Corp. PLC (6) (173,400) 250.00 April 2024 (24,390)
Eaton Corp. PLC (8) (231,200) 260.00 April 2024 (25,080)
Eli Lilly & Co. (1) (75,368) 710.00 March 2024 (4,865)
Eli Lilly & Co. (3) (226,104) 680.00 April 2024 (25,657)
Eli Lilly & Co. (1) (75,368) 700.00 April 2024 (6,988)
Emerson Electric Co. (26) (277,810) 100.00 March 2024 (18,200)
Emerson Electric Co. (5) (53,425) 110.00 June 2024 (1,825)
JPMorgan Chase & Co. (18) (334,908) 180.00 April 2024 (16,470)
Linde PLC (2) (89,764) 420.00 April 2024 (6,660)
Linde PLC (5) (224,410) 440.00 April 2024 (8,500)
Lowe's Companies, Inc. (12) (288,804) 240.00 April 2024 (9,900)
McDonald's Corp. (9) (263,052) 300.00 March 2024 (725)
McDonald's Corp. (2) (58,456) 300.00 April 2024 (700)
Merck & Co., Inc. (14) (178,010) 125.00 March 2024 (4,172)
Merck & Co., Inc. (3) (38,145) 130.00 May 2024 (998)
Merck & Co., Inc. (9) (114,435) 135.00 May 2024 (1,499)
Meta Platforms, Inc. (7) (343,091) 405.00 March 2024 (59,937)
Microsoft Corp. (2) (82,728) 400.00 May 2024 (5,615)
Microsoft Corp. (18) (744,552) 405.00 May 2024 (44,369)
Morgan Stanley (37) (318,348) 100.00 March 2024 (74)
NVIDIA Corp. (4) (316,448) 660.00 March 2024 (53,309)
NVIDIA Corp. (1) (79,112) 700.00 March 2024 (9,558)
Oracle Corp. (15) (167,520) 135.00 March 2024 (263)
Oracle Corp. (22) (245,696) 130.00 April 2024 (1,749)
Palo Alto Networks, Inc. (15) (465,825) 320.00 March 2024 (9,263)
Quanta Services, Inc. (16) (386,416) 230.00 May 2024 (33,840)
Raytheon Technologies Corp. (32) (286,944) 100.00 May 2024 (1,552)
Salesforce, Inc. (6) (185,292) 340.00 May 2024 (3,420)
Salesforce, Inc. (2) (61,764) 350.00 May 2024 (770)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
February 29, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (2.11)% (continued)
WRITTEN CALL OPTIONS (2.07)% (continued)
Schlumberger Ltd. (20) $ (96,660) $ 60.00 May 2024 $ (500)
Stryker Corp. (14) (488,698) 330.00 March 2024 (28,839)
Target Corp. (24) (367,008) 155.00 March 2024 (11,940)
Thermo Fisher Scientific, Inc. (4) (228,072) 620.00 June 2024 (4,760)
TJX Companies, Inc. (The) (34) (337,076) 100.00 April 2024 (7,956)
Tyler Technologies, Inc. (6) (262,284) 470.00 March 2024 (1,470)
Verizon Communications, Inc. (30) (120,060) 40.00 April 2024 (3,285)
Visa, Inc. (11) (310,904) 275.00 March 2024 (9,789)
Visa, Inc. (1) (28,264) 275.00 April 2024 (1,278)
Wells Fargo & Co. (50) (277,950) 55.00 May 2024 (15,825)
Welltower, Inc. (35) (322,560) 95.00 March 2024 (1,750)
Zoetis, Inc. (14) (277,662) 200.00 April 2024 (8 , 540 )
Total Written Call Options (Premiums Received
$269,559) (591,286)
WRITTEN PUT OPTIONS (0.04)%
S&P 500 Index (10) (5,096,270) 4,400.00 March 2024 ( 1 , 1 75)
S&P 500 Index (15) (7,644,405) 4,600.00 April 2024 ( 12 , 600 )
Total Written Put Options (Premiums Received
$59,205) (13,775)
Total Written Options (Premiums Received
$328,764) $ (605,061)